Fair values of financial assets and liabilities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	£ 253,266	£ 228,676
Level 3 financial liabilities carried at fair value	90,041	81,273
Financial liabilities at fair value through profit or loss	24,914	17,755	[1]	£ 23,123	[1]
Amount contractually payable on debt securities held at fair value through profit or loss	10,433	11,195
Difference between the balance sheet carrying value and amount contractually payable on debt securities held at fair value through profit or loss	5,167	6,036
Increase in fair value measurement, liabilities	(90)
(Losses) gains before tax	(234)	519	[2]	(86)
Derivative financial instruments	22,356	24,753	[1]	22,051	[1]
Derivative financial instruments	£ (20,149)	(24,042)	[1]	£ (18,060)	[1]
Percentage increase in loss given default	10.00%
Increase in basis points in cost of funds	0.10%
Debt instrument interest rate increase (decrease) (in percent)	1.00%
Adjustments for gains (losses) on change in fair value of derivatives	£ 52	£ 61
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in valuation adjustment	£ 39
Weighted average expected volatility (in percent)	13.00%	17.00%
Top of range
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in valuation adjustment	£ 118
Weighted average expected volatility (in percent)	200.00%	105.00%
CVA
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in valuation adjustment	£ 50
DVA | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in valuation adjustment	75
Funding Valuation Adjustment
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in valuation adjustment	£ 12
Residential Mortgage Backed Securities1 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Debt instrument term	2 years
Residential Mortgage Backed Securities1 | Top of range
Disclosure of detailed information about financial instruments [line items]
Debt instrument term	5 years
Total financial assets (excluding derivatives) at fair value
Disclosure of detailed information about financial instruments [line items]
Total financial assets (excluding derivatives) at fair value	£ 230,910	£ 203,923

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.